Share-based payments	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Share-based payments
17. Share-based payments
In 2016, the Group implemented an Equity Incentive Plan (the “Plan”) in order to advance the interests of the Company’s shareholders by enhancing the Company’s ability to attract, retain and motivate persons who are expected to make important contributions to the Company and by providing such persons with performance-based incentives that are intended to better align the interests of such persons with those of the Company’s shareholders.
The main terms and conditions of the separate award agreements entered into under this Plan are provided below.
Stock Option Agreements
On March 31, 2016, the Company granted consultants an option to purchase 392,850 stock options with an exercise price of €0.01 per share with a final exercise date of March 30, 2026 unless forfeited or exercised on an earlier date. The stock options are equity-settled and may only be exercised in the event of a merger, sale or wind-up
of the Company (the “Exercise Event”) and certain milestones have been achieved. Further, the participant must have a specific function with the Group at the time of the Exercise Event.
On January 1, 2020 the Company has granted a total of 600,000 stock options to members of key management with an exercise price of €2.38 per share with a final exercise date of December 31, 2029 unless forfeited or exercised on an earlier date. And on February 3, 2020 a total of 308,000 stock options was granted to a member of key management with an exercise price of €2.38 per share with a final exercise date of February 2, 2030 unless forfeited or exercised on an earlier date. 25% of the aggregate number of stock options shall vest on the one-year
anniversary of the grant date, and thereafter
1/48
th of the aggregate number of stock options shall vest on each month until either the stock option is fully vested or the stock option holders’ continuous service terminates.
On February 3, 2020 a total of 132,000 stock options was granted to a member of key management with an exercise price of €2.38 per share with a final exercise date of February 2, 2030 unless forfeited or exercised on an earlier date. Each of 2020, 2021, 2022 is a performance period. The Board of directors needs to determine the performance goals for the related performance period before September 30 of the respective year. On July 13, 2020 the performance goals for 2020 were determined and the fair value of the related stock options was reassessed for the stock options subject to the performance goals for 2020. The fair value of the stock options related to the performance periods 2021 and 2022 was reassessed on December 31, 2020.
One-third
of the aggregate number of stock options shall vest on the last day of each performance period if (i) the performance condition for the applicable performance period is achieved, as determined by the Board, and (ii) option holder remains in continuous service through the last day of such performance period.
On December 17, 2020 a total of 32,445

stock options were granted to employees with an exercise price of €7.25 per share with a final exercise date of September 30, 2030 unless forfeited or exercised on an earlier date. The stock options shall vest over four-year period with 25% of the stock options vesting on the one-year
anniversary of the vesting commencement date and thereafter
1/48
th of the aggregate number of stock options shall vest on each month until either the stock option is fully vested or the option holders’ continuous service terminates. The vesting of the stock option commences on October 1, 2020.
The share-based payment expenses are recognized over the service period in the consolidated statements of profit or loss and other comprehensive income. For the years ended December 31, 2020, 2019 and 2018 an amount of €1,410,101, €99,946 and €99,946, respectively, has been recognized.
The following table illustrates the number and weighted average exercise prices of, and movements in, stock options during the year:

	2020	Weighted average exercise price	2019	Weighted average exercise price
		€		€
Outstanding January 1,	392,850	0.01	392,850	0.01
Granted	1,072,445	2.53	—	—
Exercised	—	—	—	—
Forfeited	—	—	—	—
Outstanding December 31,	1,465,295	1.85	392,850	0.01
Out of the total outstanding stock options of 1,465,295 at December 31, 2020 (2019: 392,850), 194,000 stock options were vested and are exercisable (2019: none). The options outstanding at December 31, 2020 had an exercise price in the range of €0.01 to €7.25 and a weighted-average remaining contractual life of 8.0 years (2019: 6.3 years).
Restricted Award Agreement
On December 13, 2018, the Company granted 25,295 restricted stock units (“RSUs”) to key management, with a purchase price of €0.01 per RSU. The RSUs shall vest upon the occurrence of an IPO or the completion of a business arrangement involving an acquisition or the option to acquire all or majority of the Company, and which arrangement is entered into as a consequence of the services rendered by the participant to the Company during the term of service or within 9 months after termination of this agreement.
On December 17, 2020 a total of 128,300

RSUs were granted to employees with a final vesting date of December 17, 2025 unless forfeited on an earlier date. The vesting of the RSUs starts at October 1, 2020. The RSUs shall vest equally over a four-year period on each of the four anniversaries of the vesting start date until either the RSUs are fully vested or the RSUs holders’ continuous service terminates. In addition to the service condition, a performance condition needs to be satisfied. The performance condition shall be satisfied on the earlier to occur of the consummation of a change in control, or an IPO date, in each case, occurring prior to the five-year anniversary of the date of grant.
The fair value of €9.67 is determined based on the share value per ordinary share at the grant date, prior to applying a discount for lack of marketability.
The expenses are recognized over the service period in the consolidated statements of profit or loss and other comprehensive income. The share-based payment expense recorded for the years ended December 31, 2020, 2019 and 2018 amounted to €177,635, €16,201 and €799, respectively.
The following table illustrates the number and weighted average purchase prices of, and movements in, RSUs during the year:

	2020	Weighted average purchase price	2019	Weighted average purchase price
		€		€
Outstanding January 1,	25,295	0.01	25,295	0.01
Granted	128,300	0.00	—	—
Exercised	—	—	—	—
Forfeited	—	—	—	—

Outstanding December 31,	153,595	0.00	25,295	0.01

Fair Value Measurement of the Company’s shares
The fair value of ordinary shares is determined by the Board of directors and takes into account the most recently available valuation of ordinary shares performed by an independent valuation firm and the assessment of additional objective and subjective factors we believe are relevant and which may have changed from the date of the most recent valuation through the date of the grant.
The Board of directors consider numerous objective and subjective factors to determine their best estimate of the fair value of the ordinary shares as of each grant date, including:

•	The progress of the research and development programs

•	Contemporaneous third-party valuations of the ordinary shares for the share issuances in 2016, 2019 and 2020

•	The rights and preferences of the preferred shares relative to the ordinary shares

•	The likelihood of achieving a discrete liquidity event, such as a sale of the Company or an initial public offering given prevailing market conditions

•	External market and economic conditions impacting the industry sector
As Pharvaris was a private company and the equity instruments are not marketable, an Option Pricing Model (‘OPM’), with estimated probabilities of two different exit scenarios (IPO and Trade Sale), was applied to back-solve the Company’s total equity value such that the value per preferred B and C share is equal to the investment price per share paid in the investment round, which has been used for the fair value per ordinary share at January 1, 2020, February 3, 2020, July 13, 2020, December 17, 2020 and December 31, 2020. This estimated total equity value has been used as input to the OPM when determining the fair value of the Company’s ordinary shares at the measurement dates. The OPM uses the Black-Scholes Option-Pricing Model to determine the fair value of the Company’s different share classes based upon the Company’s total equity value.
The inputs used in the measurement of the fair value per ordinary share at each grant/ measurement date based upon the total equity value were as follows:

	December 31, 2020	December 17, 2020	July 13, 2020	February 3, 2020	January 1, 2020
Expected volatility (%)	90%	90%	90%	80%	80%
Expected life (years)	1.6	1.6	1.6	3.0	3.0
Risk-free interest rate (%)	-0.8%	-0.8%	-0.8%	-0.6%	-0.6%
Expected dividend yield	—	—	—	—	—
The input used in the measurement of the fair value per option at each grant/measurements date using the Black-Scholes formula (including the related number of options and the fair value of the options) were as follows:

	December 31, 2020	December 17, 2020	July 13, 2020	February 3, 2020	January 1, 2020
Number of options	88,000	32,445	44,000	308,000	600,000
Fair value of the options	€6.08	€5.07	€4.74	€1.66	€1.67
Fair value of the ordinary shares	€7.25	€7.25	€5.82	€2.38	€2.38
Exercise price	€2.38	€7.25	€2.38	€2.38	€2.38
Expected volatility (%)	85%	85%	85%	85%	85%
Expected life (years)	6.1	6.1	6.0	6.1	6.1
Risk-free interest rate (%)	-0.6%	-0.7%	-0.6%	-0.6%	-0.4%
Expected dividend yield	—	—	—	—	—
Expected volatility was based on an evaluation of the historical volatilities of comparable listed biotech-companies over the most recent historical period that commensurate with the expected option life. The expected life is based on Management’s best estimate of when the options will be exercised. The risk-free interest rate is based on the yield on German government Strip bonds, with tenure equal to the expected life. The expected dividend yield is zero considering the stage of the Group.
Reference is made to Note 5 for allocation of expenses in lines of the consolidated statement of income or loss and other comprehensive income.